UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS U.S. Bond Index Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 23.9%
Consumer Discretionary 2.1%
CBS Corp., 5.75%, 4/15/2020	165,000	184,295
Comcast Corp.:
6.4%, 5/15/2038	80,000	94,837
6.95%, 8/15/2037	125,000	157,270
DIRECTV Holdings LLC:
3.55%, 3/15/2015	125,000	129,440
5.875%, 10/1/2019	80,000	89,325
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	267,131
4.25%, 9/20/2022	250,000	249,678
Historic TW, Inc., 6.625%, 5/15/2029	10,000	11,381
Home Depot, Inc., 5.4%, 3/1/2016	245,000	271,772
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,225
Lowe's Companies, Inc., 5.0%, 10/15/2015	105,000	113,933
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	56,496
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	168,759
Series I, 6.3%, 10/15/2037	60,000	74,417
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	43,270
NBCUniversal Media LLC, 5.15%, 4/30/2020	40,000	45,359
News America, Inc.:
6.4%, 12/15/2035	40,000	44,131
6.65%, 11/15/2037	80,000	90,896
6.9%, 3/1/2019 (a)	80,000	96,318
6.9%, 8/15/2039	40,000	46,498
Nordstrom, Inc., 6.25%, 1/15/2018 (a)	125,000	145,472
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	93,062
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	47,196
Target Corp.:
5.375%, 5/1/2017	100,000	113,862
7.0%, 1/15/2038	75,000	96,681
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	101,378
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	90,834
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	69,890
8.75%, 2/14/2019	105,000	123,533
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	30,054
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	87,036
6.25%, 3/29/2041	80,000	87,946
7.7%, 5/1/2032	21,000	26,441
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	125,000	123,209
3.2%, 6/17/2015	165,000	172,571
VF Corp., 6.45%, 11/1/2037	15,000	17,169
Viacom, Inc., 6.875%, 4/30/2036	80,000	89,101
Walt Disney Co.:
3.7%, 12/1/2042	80,000	68,707
Series B, 5.875%, 12/15/2017	40,000	46,671
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	39,395
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	44,808

		4,032,447
Consumer Staples 1.9%
Altria Group, Inc.:
9.25%, 8/6/2019	35,000	46,221
10.2%, 2/6/2039	164,000	250,104
Anheuser-Busch Companies, Inc., 5.95%, 1/15/2033	40,000	46,170
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	125,000	108,100
5.375%, 1/15/2020	245,000	281,606
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	52,769
Beam, Inc., 5.375%, 1/15/2016	13,000	14,165
Bottling Group LLC, 5.5%, 4/1/2016	40,000	44,556
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	21,341
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	48,012
7.125%, 10/1/2026	80,000	97,331
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	119,870
CVS Caremark Corp.:
5.75%, 6/1/2017	22,000	25,158
6.25%, 6/1/2027	80,000	95,186
Diageo Capital PLC, 5.75%, 10/23/2017	165,000	189,683
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	16,682
General Mills, Inc.:
5.2%, 3/17/2015	100,000	106,543
5.7%, 2/15/2017	40,000	45,396
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	51,109
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	51,703
Kraft Foods Group, Inc., 5.0%, 6/4/2042 (a)	50,000	49,531
Kroger Co.:
3.9%, 10/1/2015	80,000	84,334
8.0%, 9/15/2029	40,000	50,518
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	44,264
5.9%, 11/1/2039	20,000	21,919
Mondelez International, Inc.:
6.125%, 2/1/2018	100,000	115,624
6.5%, 8/11/2017	80,000	93,034
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	31,501
PepsiCo, Inc.:
4.5%, 1/15/2020	145,000	159,834
5.0%, 6/1/2018	80,000	90,592
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	144,677
6.375%, 5/16/2038	20,000	23,766
Procter & Gamble Co.:
4.7%, 2/15/2019	165,000	187,653
4.85%, 12/15/2015	125,000	136,608
Reynolds American, Inc., 7.625%, 6/1/2016	60,000	70,301
Safeway, Inc., 5.0%, 8/15/2019	80,000	83,549
Wal-Mart Stores, Inc.:
5.0%, 10/25/2040	75,000	77,350
5.25%, 9/1/2035	100,000	107,157
5.875%, 4/5/2027	40,000	48,293
6.2%, 4/15/2038	80,000	95,888
Walgreen Co., 5.25%, 1/15/2019	125,000	140,856

		3,568,954
Energy 3.0%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	47,867
Anadarko Holding Co., 7.5%, 10/15/2026	60,000	70,584
Anadarko Petroleum Corp., 6.375%, 9/15/2017	100,000	116,248
Apache Corp., 6.0%, 1/15/2037	80,000	88,208
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	25,505
BP Capital Markets PLC, 4.75%, 3/10/2019	290,000	320,799
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	95,404
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	45,367
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	22,286
Chevron Corp., 4.95%, 3/3/2019	100,000	114,631
ConocoPhillips, 5.75%, 2/1/2019	80,000	93,284
ConocoPhillips Holding Co., 6.95%, 4/15/2029	210,000	265,102
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	24,536
Devon Energy Corp., 6.3%, 1/15/2019	40,000	46,702
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	51,511
EnCana Corp., 5.9%, 12/1/2017	125,000	143,453
Energy Transfer Partners LP:
6.125%, 2/15/2017	20,000	22,624
6.625%, 10/15/2036	20,000	21,259
9.0%, 4/15/2019	48,000	60,624
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	160,952
Series D, 6.875%, 3/1/2033	20,000	23,784
EOG Resources, Inc., 5.625%, 6/1/2019	165,000	192,248
Halliburton Co.:
5.9%, 9/15/2018	60,000	70,697
6.7%, 9/15/2038	60,000	74,728
7.45%, 9/15/2039	40,000	53,427
Hess Corp., 7.125%, 3/15/2033	21,000	24,843
Kerr-McGee Corp., 7.875%, 9/15/2031	60,000	75,708
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	59,210
6.95%, 1/15/2038	125,000	140,901
7.3%, 8/15/2033	40,000	46,904
7.4%, 3/15/2031	40,000	47,101
Marathon Petroleum Corp., 6.5%, 3/1/2041	80,000	86,978
Nexen, Inc., 7.875%, 3/15/2032	40,000	49,576
ONEOK Partners LP:
6.15%, 10/1/2016	60,000	67,812
8.625%, 3/1/2019	20,000	25,226
ONEOK, Inc., 5.2%, 6/15/2015	40,000	42,457
Petro-Canada, 6.8%, 5/15/2038	80,000	95,124
Petrobras International Finance Co., 5.75%, 1/20/2020	410,000	426,016
Petroleos Mexicanos:
5.5%, 1/21/2021	130,000	139,100
6.0%, 3/5/2020	245,000	271,950
Plains All American Pipeline LP:
5.75%, 1/15/2020	40,000	45,476
6.5%, 5/1/2018	80,000	94,367
Shell International Finance BV:
4.3%, 9/22/2019	65,000	71,755
6.375%, 12/15/2038	165,000	206,064
Statoil ASA, 5.25%, 4/15/2019	165,000	189,417
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	43,700
Total Capital SA, 3.0%, 6/24/2015	165,000	171,684
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	44,313
6.2%, 10/15/2037	40,000	46,165
6.35%, 5/15/2067	20,000	20,639
6.5%, 8/15/2018	125,000	149,103
Transocean, Inc.:
6.0%, 3/15/2018	40,000	45,071
6.8%, 3/15/2038	20,000	21,233
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	23,348
9.375%, 3/15/2019	165,000	213,764
10.5%, 3/15/2039	30,000	44,120
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	43,332
6.0%, 3/15/2018	165,000	184,966
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	70,679
Williams Partners LP, 5.25%, 3/15/2020	100,000	107,825

		5,687,757
Financials 7.9%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	82,000	92,659
6.7%, 5/15/2036	41,000	52,533
Allstate Corp., 5.35%, 6/1/2033	41,000	44,108
American Express Co., 2.65%, 12/2/2022	208,000	191,040
American International Group, Inc.:
Series MP, 5.45%, 5/18/2017	110,000	122,960
Series G, 5.85%, 1/16/2018	40,000	45,483
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	142,080
AXA SA, 8.6%, 12/15/2030	40,000	48,360
Bank of America Corp.:
5.75%, 12/1/2017	350,000	394,829
Series L, 7.625%, 6/1/2019	205,000	251,384
Bank of America NA:
5.3%, 3/15/2017	250,000	275,525
6.0%, 10/15/2036	100,000	112,084
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	40,339
5.5%, 12/1/2017	50,000	55,662
Bank of Nova Scotia, 3.4%, 1/22/2015	330,000	342,126
Bank One Corp., 7.625%, 10/15/2026	40,000	50,066
Barclays Bank PLC, 2.75%, 2/23/2015	250,000	256,562
BB&T Corp., 5.2%, 12/23/2015	210,000	227,759
Bear Stearns Companies LLC:
5.3%, 10/30/2015	125,000	135,297
5.7%, 11/15/2014	80,000	84,446
7.25%, 2/1/2018	235,000	281,471
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	100,000	110,865
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	165,000	171,046
BlackRock, Inc., 3.5%, 12/10/2014	165,000	170,756
BNP Paribas SA, 2.375%, 9/14/2017	205,000	207,767
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	92,131
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	40,000	42,333
5.45%, 4/15/2018	80,000	91,943
China Development Bank Corp., 5.0%, 10/15/2015	50,000	53,633
Chubb Corp.:
6.0%, 5/11/2037	60,000	71,319
Series 1, 6.5%, 5/15/2038	20,000	24,973
Citigroup, Inc.:
4.45%, 1/10/2017	80,000	86,621
5.5%, 2/15/2017	80,000	87,593
6.0%, 8/15/2017	40,000	45,716
6.0%, 10/31/2033	80,000	80,630
6.125%, 11/21/2017	160,000	183,997
6.125%, 5/15/2018	80,000	92,532
6.625%, 6/15/2032	60,000	64,583
8.125%, 7/15/2039	80,000	111,106
8.5%, 5/22/2019	80,000	102,179
CNA Financial Corp., 5.85%, 12/15/2014	80,000	84,591
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	155,189
Credit Suisse (U.S.A.), Inc., 5.125%, 8/15/2015	20,000	21,590
Credit Suisse New York, 5.3%, 8/13/2019	150,000	169,533
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	178,314
Export-Import Bank of Korea, 5.875%, 1/14/2015	200,000	211,856
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	43,242
5.45%, 1/15/2017	20,000	22,001
8.25%, 3/1/2038	40,000	51,751
General Electric Capital Corp.:
3.15%, 9/7/2022	125,000	118,193
Series A, 4.875%, 3/4/2015	390,000	412,700
Series A, 5.0%, 1/8/2016	125,000	135,828
5.5%, 1/8/2020	165,000	187,006
5.875%, 1/14/2038	125,000	137,984
Series A, 6.15%, 8/7/2037	105,000	118,971
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	22,340
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	230,543
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	60,001
HSBC Finance Corp.:
5.0%, 6/30/2015	40,000	42,587
5.5%, 1/19/2016	100,000	109,310
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	115,661
6.5%, 5/2/2036	100,000	113,230
Inter-American Development Bank, 3.875%, 9/17/2019	410,000	453,588
Jefferies Group, Inc., 8.5%, 7/15/2019	20,000	24,217
John Deere Capital Corp., 2.95%, 3/9/2015	125,000	129,414
JPMorgan Chase & Co.:
4.625%, 5/10/2021	125,000	133,218
6.0%, 1/15/2018	290,000	333,013
6.125%, 6/27/2017	40,000	45,443
6.3%, 4/23/2019	80,000	93,730
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	278,744
KeyBank NA, 5.45%, 3/3/2016	25,000	27,389
Lincoln National Corp., 8.75%, 7/1/2019	130,000	168,450
Marsh & McLennan Companies, Inc., 5.75%, 9/15/2015	9,000	9,799
Mellon Funding Corp., 5.0%, 12/1/2014	40,000	41,783
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	50,000	55,069
Series C, 6.4%, 8/28/2017	40,000	45,998
6.5%, 7/15/2018	40,000	46,698
MetLife, Inc.:
5.0%, 6/15/2015	145,000	155,249
6.4%, 12/15/2036	20,000	20,200
6.75%, 6/1/2016	245,000	280,754
Morgan Stanley:
5.45%, 1/9/2017	100,000	110,121
Series F, 5.625%, 9/23/2019	150,000	167,389
Series F, 6.0%, 4/28/2015	350,000	375,500
6.375%, 7/24/2042	80,000	90,534
7.3%, 5/13/2019	125,000	149,568
National City Corp., 4.9%, 1/15/2015	80,000	84,113
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	135,500
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	170,100
PNC Funding Corp.:
4.25%, 9/21/2015	125,000	133,082
6.7%, 6/10/2019	80,000	96,527
Principal Financial Group, Inc., 4.625%, 9/15/2042	100,000	94,557
ProLogis LP, (REIT), 6.625%, 5/15/2018	105,000	122,774
Protective Life Corp.:
7.375%, 10/15/2019	40,000	48,365
8.45%, 10/15/2039	40,000	50,374
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	80,000	83,154
Series B, 5.75%, 7/15/2033	20,000	21,653
Series D, 6.625%, 12/1/2037	40,000	47,837
7.375%, 6/15/2019	80,000	99,061
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	39,906
1.2%, 9/19/2017	70,000	69,170
Royal Bank of Scotland PLC, 4.375%, 3/16/2016	205,000	218,864
Simon Property Group LP (REIT),:
5.1%, 6/15/2015	40,000	42,923
5.25%, 12/1/2016	80,000	89,266
6.125%, 5/30/2018	105,000	123,151
The Goldman Sachs Group, Inc.:
5.375%, 3/15/2020	100,000	110,150
5.95%, 1/18/2018	105,000	118,692
6.125%, 2/15/2033	40,000	43,646
6.15%, 4/1/2018	205,000	234,469
6.25%, 9/1/2017	165,000	188,247
6.75%, 10/1/2037	195,000	203,509
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	152,465
U.S. Bancorp., 2.95%, 7/15/2022	165,000	155,227
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	55,327
5.875%, 12/20/2017	225,000	259,767
Wachovia Corp.:
5.625%, 10/15/2016	80,000	89,638
5.75%, 6/15/2017	40,000	46,002
Wells Fargo & Co.:
3.5%, 3/8/2022	205,000	205,186
5.125%, 9/15/2016	40,000	44,201
5.375%, 2/7/2035	125,000	133,624
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	184,648

		15,111,960
Health Care 2.0%
AbbVie, Inc.:
2.9%, 11/6/2022	122,000	114,096
4.4%, 11/6/2042	41,000	37,120
Actavis, Inc., 3.25%, 10/1/2022	80,000	75,001
Aetna, Inc., 6.625%, 6/15/2036	41,000	49,148
Amgen, Inc.:
4.85%, 11/18/2014	20,000	20,967
5.375%, 5/15/2043	125,000	124,498
5.85%, 6/1/2017	105,000	119,800
AstraZeneca PLC, 5.9%, 9/15/2017	205,000	238,527
Baxter International, Inc.:
2.4%, 8/15/2022	80,000	74,109
4.625%, 3/15/2015	20,000	21,162
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	74,350
3.25%, 11/12/2020	80,000	81,336
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	91,493
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	19,739
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	76,199
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	69,382
6.55%, 10/15/2037	20,000	24,886
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	118,026
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	128,463
Genentech, Inc., 4.75%, 7/15/2015	40,000	42,855
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	105,000	122,223
6.375%, 5/15/2038	105,000	130,989
Johnson & Johnson:
4.85%, 5/15/2041	80,000	85,693
5.55%, 8/15/2017	80,000	92,552
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	38,973
McKesson Corp., 5.7%, 3/1/2017	60,000	68,049
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	72,348
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	60,000	64,619
6.5%, 3/15/2039	20,000	24,889
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	25,443
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	114,097
5.85%, 6/30/2039	20,000	23,741
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	143,163
Pfizer, Inc., 6.2%, 3/15/2019	125,000	150,549
Pharmacia Corp., 6.6%, 12/1/2028	75,000	94,379
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	79,980
Teva Pharmaceutical Finance Co. BV, 2.4%, 11/10/2016	165,000	170,125
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	106,485
UnitedHealth Group, Inc., 6.0%, 2/15/2018	410,000	477,871
WellPoint, Inc., 5.85%, 1/15/2036	125,000	134,568
Wyeth LLC:
5.5%, 2/15/2016	40,000	44,425
5.95%, 4/1/2037	40,000	46,802

		3,913,120
Industrials 1.3%
3M Co., 5.7%, 3/15/2037	20,000	23,288
Boeing Co.:
3.75%, 11/20/2016	80,000	86,573
6.625%, 2/15/2038	40,000	50,948
Burlington Northern Santa Fe LLC:
6.15%, 5/1/2037	50,000	56,839
6.2%, 8/15/2036	45,000	51,290
Canadian National Railway Co., 6.375%, 11/15/2037	40,000	49,657
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	85,594
CSX Corp.:
6.0%, 10/1/2036	80,000	89,660
6.15%, 5/1/2037	40,000	45,650
Danaher Corp., 5.625%, 1/15/2018	40,000	46,101
Deere & Co., 8.1%, 5/15/2030	40,000	56,010
Emerson Electric Co.:
4.75%, 10/15/2015	75,000	80,924
5.25%, 10/15/2018	40,000	45,599
General Electric Co.:
4.125%, 10/9/2042	80,000	73,443
5.25%, 12/6/2017	80,000	91,052
Honeywell International, Inc.:
5.3%, 3/1/2018	40,000	45,783
5.7%, 3/15/2036	40,000	45,862
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	145,000	171,850
Koninklijke Philips NV, 6.875%, 3/11/2038	75,000	91,173
Lockheed Martin Corp., 4.07%, 12/15/2042	85,000	74,676
M.D.C. Holdings, Inc., Series 001, 5.375%, 7/1/2015	25,000	26,402
Raytheon Co.:
4.4%, 2/15/2020	80,000	86,266
7.2%, 8/15/2027	60,000	75,242
Republic Services, Inc., 5.0%, 3/1/2020	80,000	87,233
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	47,711
Union Pacific Corp., 144A, 3.646%, 2/15/2024	53,000	53,266
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	52,141
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	189,395
United Technologies Corp.:
4.875%, 5/1/2015	40,000	42,731
5.375%, 12/15/2017	80,000	91,903
6.125%, 7/15/2038	165,000	198,593
Waste Management, Inc., 7.1%, 8/1/2026	80,000	98,444
Western Union Co.:
5.93%, 10/1/2016	125,000	139,194
6.2%, 11/17/2036	20,000	19,800

		2,570,293
Information Technology 1.0%
Cisco Systems, Inc.:
5.5%, 2/22/2016	205,000	227,860
5.5%, 1/15/2040	165,000	183,935
5.9%, 2/15/2039	40,000	46,399
Corning, Inc., 5.75%, 8/15/2040	40,000	44,267
Hewlett-Packard Co., 2.125%, 9/13/2015	125,000	126,793
International Business Machines Corp.:
5.6%, 11/30/2039	80,000	90,744
5.7%, 9/14/2017	150,000	173,684
6.5%, 1/15/2028	105,000	130,771
Microsoft Corp.:
4.2%, 6/1/2019	80,000	88,338
5.2%, 6/1/2039	40,000	42,149
Oracle Corp.:
5.0%, 7/8/2019	80,000	90,857
5.25%, 1/15/2016	80,000	87,973
6.125%, 7/8/2039	105,000	125,052
6.5%, 4/15/2038	80,000	98,657
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	236,379
Xerox Corp., 6.75%, 2/1/2017	165,000	188,559

		1,982,417
Materials 1.4%
Alcoa, Inc.:
5.55%, 2/1/2017	62,000	66,542
5.9%, 2/1/2027	21,000	20,308
6.15%, 8/15/2020	82,000	85,544
Allegheny Technologies, Inc., 5.95%, 1/15/2021	25,000	26,250
Barrick Gold Corp., 6.95%, 4/1/2019	105,000	119,812
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	140,975
6.5%, 4/1/2019	40,000	47,804
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040	40,000	33,440
Dow Chemical Co., 5.25%, 11/15/2041	40,000	39,237
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	145,000	171,475
International Paper Co.:
7.5%, 8/15/2021	105,000	129,211
7.95%, 6/15/2018	80,000	99,298
Monsanto Co.:
5.5%, 8/15/2025	20,000	23,187
Series 1, 5.5%, 7/30/2035	50,000	55,406
Newmont Mining Corp.:
3.5%, 3/15/2022	40,000	34,978
5.125%, 10/1/2019	80,000	84,147
5.875%, 4/1/2035	15,000	13,457
Nucor Corp.:
5.85%, 6/1/2018	20,000	23,016
6.4%, 12/1/2037	40,000	44,536
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	94,554
PPG Industries, Inc.:
6.65%, 3/15/2018	45,000	52,943
7.7%, 3/15/2038	125,000	163,315
Praxair, Inc., 4.5%, 8/15/2019	60,000	67,733
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	22,146
6.125%, 12/15/2033	41,000	46,414
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	165,000	214,117
Rohm & Haas Co., 6.0%, 9/15/2017	245,000	281,139
Southern Copper Corp., 6.75%, 4/16/2040	75,000	72,997
Vale Overseas Ltd.:
6.25%, 1/23/2017	80,000	89,675
6.875%, 11/21/2036	125,000	126,774
Westvaco Corp., 7.95%, 2/15/2031	80,000	92,400

		2,582,830
Telecommunication Services 1.5%
America Movil SAB de CV:
5.75%, 1/15/2015	41,000	43,409
6.125%, 11/15/2037	30,000	31,368
6.125%, 3/30/2040	100,000	104,483
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	80,000	85,948
AT&T, Corp., 8.0%, 11/15/2031	16,000	21,811
AT&T, Inc.:
5.8%, 2/15/2019	170,000	195,795
6.4%, 5/15/2038	160,000	175,117
6.55%, 2/15/2039	51,000	56,685
BellSouth Corp.:
6.0%, 11/15/2034	5,000	5,077
6.55%, 6/15/2034	10,000	10,743
6.875%, 10/15/2031	25,000	27,915
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	57,305
9.625%, 12/15/2030	60,000	88,847
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	225,000	248,736
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	51,180
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	48,462
Orange SA, 5.375%, 7/8/2019	125,000	138,371
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	95,548
Telecom Italia Capital SA, 7.721%, 6/4/2038	80,000	77,002
Telefonica Emisiones SAU, 7.045%, 6/20/2036	75,000	79,605
Verizon Communications, Inc.:
5.55%, 2/15/2016	80,000	87,969
6.35%, 4/1/2019	305,000	357,927
7.75%, 12/1/2030	80,000	98,377
7.75%, 6/15/2032	80,000	98,471
Verizon Wireless Capital LLC, 8.5%, 11/15/2018	165,000	211,445
Vodafone Group PLC:
5.0%, 9/15/2015	145,000	156,246
6.15%, 2/27/2037	105,000	114,766

		2,768,608
Utilities 1.8%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	56,023
6.125%, 5/15/2038	82,000	96,637
American Water Capital Corp., 6.085%, 10/15/2017	80,000	92,301
Atmos Energy Corp., 4.95%, 10/15/2014	20,000	20,835
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	71,485
Series D, 7.88%, 11/1/2017	60,000	72,699
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	46,645
Series 106, 6.15%, 9/15/2017	80,000	93,645
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	65,384
Series 08-B, 6.75%, 4/1/2038	40,000	51,152
Constellation Energy Group, Inc., 4.55%, 6/15/2015	25,000	26,424
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	40,000	42,923
Series F, 5.25%, 8/1/2033	80,000	86,255
Series B, 5.95%, 6/15/2035	40,000	44,586
DTE Electric Co., 5.7%, 10/1/2037	40,000	45,896
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	115,000	136,113
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	153,831
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	136,387
Exelon Corp., 5.625%, 6/15/2035	20,000	20,056
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	114,995
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	42,576
5.55%, 11/1/2017	80,000	92,529
5.65%, 2/1/2037	40,000	45,520
KeySpan Corp., 8.0%, 11/15/2030	40,000	52,201
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	145,000	162,211
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	30,916
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	66,815
5.45%, 9/15/2020	60,000	66,076
Northern States Power Co., 6.25%, 6/1/2036	80,000	98,168
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	98,872
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	41,300
6.05%, 3/1/2034	100,000	111,254
PSEG Power LLC, 5.5%, 12/1/2015	40,000	43,654
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	22,049
5.795%, 3/15/2040	80,000	92,222
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	45,095
Scottish Power Ltd., 5.375%, 3/15/2015	125,000	131,875
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	52,795
6.65%, 4/1/2029	80,000	97,311
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	47,445
Southern Union Co., 8.25%, 11/15/2029	40,000	48,177
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	141,733
TransAlta Corp., 4.75%, 1/15/2015	125,000	130,559
Union Electric Co., 6.4%, 6/15/2017	80,000	93,208
United Utilities PLC, 5.375%, 2/1/2019	25,000	26,982
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	61,935
Xcel Energy, Inc., 6.5%, 7/1/2036	60,000	72,400

		3,490,150

Total Corporate Bonds (Cost $42,120,162)		45,708,536
Mortgage-Backed Securities Pass-Throughs 29.4%
Federal Home Loan Mortgage Corp.:
2.075% *, 12/1/2033	34,567	36,171
2.27% *, 9/1/2037	41,377	43,879
2.375% *, with various maturities from 6/1/2035 until 12/1/2035	101,854	107,943
2.379% *, 4/1/2036	11,866	12,430
2.49% *, 9/1/2035	27,042	28,778
2.5% *, with various maturities from 3/1/2027 until 3/1/2035	355,019	357,906
2.566% *, 3/1/2036	245,195	261,083
2.575% *, 5/1/2037	14,656	15,401
2.74% *, 8/1/2036	15,010	16,065
2.749% *, 11/1/2035	28,241	29,674
2.855% *, 9/1/2035	73,074	77,065
3.0%, with various maturities from 11/1/2026 until 7/1/2043 (b)	2,318,872	2,273,269
3.055% *, 4/1/2037	26,580	28,256
3.16% *, 11/1/2035	57,761	61,632
3.5%, with various maturities from 8/1/2027 until 7/1/2042	2,574,759	2,648,654
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,907,770	1,998,455
4.5%, with various maturities from 1/1/2020 until 9/1/2041	2,409,300	2,570,924
4.9% *, 12/1/2034	13,424	14,201
5.0%, with various maturities from 12/1/2017 until 6/1/2038	1,459,074	1,571,111
5.456% *, 1/1/2037	12,466	13,149
5.5%, with various maturities from 11/1/2013 until 1/1/2038	981,096	1,062,086
5.727% *, 2/1/2038	63,894	68,358
5.763% *, 4/1/2037	52,249	55,788
5.974% *, 12/1/2036	9,447	9,869
6.0%, with various maturities from 9/1/2021 until 2/1/2038	779,898	855,157
6.047% *, 5/1/2037	12,162	13,017
6.078% *, 2/1/2037	16,900	17,857
6.5%, with various maturities from 12/1/2014 until 8/1/2036	196,891	221,373
7.0%, with various maturities from 12/1/2024 until 12/1/2026	13,441	15,495
7.5%, with various maturities from 5/1/2024 until 6/1/2027	3,411	3,958
Federal National Mortgage Association:
2.086% *, 6/1/2035	59,357	62,085
2.347% *, 6/1/2035	40,182	42,665
2.35% *, 6/1/2036	50,056	52,967
2.413% *, 7/1/2035	20,736	21,731
2.492% *, 3/1/2035	72,804	77,049
2.5%, with various maturities from 9/1/2027 until 9/1/2042 (b)	1,300,000	1,285,125
2.591% *, 3/1/2037	21,008	22,462
2.649% *, 10/1/2036	21,979	22,982
2.685% *, 4/1/2035	72,420	77,300
2.739% *, 1/1/2036	52,937	56,493
2.744% *, 1/1/2037	12,076	12,904
2.767% *, 1/1/2036	40,901	43,137
2.806% *, 11/1/2036	32,680	34,978
2.858% *, 1/1/2037	24,635	26,367
3.0%, with various maturities from 1/1/2027 until 8/1/2043 (b)	5,679,586	5,607,303
3.142% *, 8/1/2036	13,510	14,382
3.498% *, 6/1/2041	151,161	160,008
3.5%, with various maturities from 12/1/2026 until 8/1/2042 (b)	5,202,125	5,338,903
3.539% *, 5/1/2041	89,608	94,389
3.617% *, 5/1/2040	122,247	129,104
4.0%, with various maturities from 12/1/2020 until 4/1/2042	6,022,008	6,342,279
4.5%, with various maturities from 2/1/2020 until 6/1/2042	4,328,031	4,631,688
4.94% *, 8/1/2035	42,368	44,889
5.0%, with various maturities from 11/1/2020 until 9/1/2041	2,127,830	2,300,936
5.5%, with various maturities from 8/1/2019 until 12/1/2038	1,405,568	1,531,460
5.946% *, 9/1/2036	8,368	8,827
6.0%, with various maturities from 12/1/2016 until 11/1/2037	587,640	645,369
6.5%, with various maturities from 1/1/2018 until 1/1/2038	320,389	356,185
7.0%, with various maturities from 10/1/2015 until 6/1/2038	271,111	308,641
7.5%, with various maturities from 1/1/2024 until 4/1/2028	9,467	11,052
8.0%, with various maturities from 12/1/2021 until 11/1/2031	17,651	21,169
8.5%, with various maturities from 12/1/2025 until 8/1/2031	3,608	4,281
Government National Mortgage Association:
3.0% *, with various maturities from 6/20/2041 until 4/20/2043	2,259,079	2,247,667
3.5%, with various maturities from 10/20/2041 until 8/20/2042 (b)	3,295,356	3,398,900
4.0%, with various maturities from 11/15/2024 until 5/20/2042	1,422,647	1,508,516
4.5%, with various maturities from 5/15/2039 until 1/20/2041	2,261,169	2,443,370
5.0%, with various maturities from 10/20/2035 until 8/20/2042	1,138,852	1,245,966
5.5%, with various maturities from 9/15/2033 until 10/20/2040	350,377	386,743
6.0%, with various maturities from 2/15/2029 until 12/15/2038	470,269	522,386
6.5%, with various maturities from 11/15/2023 until 10/20/2037	323,995	367,371
7.0%, 1/15/2039	64,423	75,892
7.5%, with various maturities from 8/15/2029 until 6/15/2032	24,912	29,928
8.0%, with various maturities from 7/15/2022 until 3/15/2032	44,399	53,569

Total Mortgage-Backed Securities Pass-Throughs (Cost $54,939,524)		56,158,422
Asset-Backed 0.4%
Automobile Receivables 0.1%
Honda Auto Receivables Owner Trust, "A4", Series 2012-1, 0.97%, 4/16/2018	100,000	100,515
Volkswagen Auto Loan Enhanced Trust, "A3", Series 2012-2, 0.46%, 1/20/2017	125,000	124,662

		225,177
Credit Card Receivables 0.2%
Chase Issuance Trust, "A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	91,827
Citibank Credit Card Issuance Trust:
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	110,705
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	115,575
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	95,727

		413,834
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	75,000	82,153

Total Asset-Backed (Cost $700,967)		721,164
Commercial Mortgage-Backed Securities 1.9%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	109,839
Banc of America Merrill Lynch Commercial Mortgage, Inc., "AJ", Series 2005-6, 5.185% *, 9/10/2047	80,000	85,274
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4A", Series 2005-PWR9, 4.871%, 9/11/2042	75,000	79,254
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	111,622
Citigroup Commercial Mortgage Trust, "A3", Series 2006-C4, 5.778% *, 3/15/2049	80,000	87,526
Commercial Mortgage Trust:
"A4", Series 2013-CR9, 4.238% *, 7/10/2045	186,000	193,927
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	241,246
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	129,168
"A4", Series 2007-C9, 5.8% *, 12/10/2049	80,000	91,007
Credit Suisse Commercial Mortgage Trust:
"A3", Series 2006-C5, 5.311%, 12/15/2039	80,000	87,319
"A4", Series 2006-C1, 5.39% *, 2/15/2039	315,000	341,577
"A3", Series 2006-C4, 5.467%, 9/15/2039	119,227	130,219
GS Mortgage Securities Corp. II, "A4", Series 2007-GG10, 5.799% *, 8/10/2045	105,000	116,467
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-CB12, 4.895%, 9/12/2037	150,000	157,861
"AJ", Series 2005-LDP5, 5.321% *, 12/15/2044	85,000	90,714
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	138,148
"A4", Series 2007-CB18, 5.44%, 6/12/2047	85,000	93,901
"A4", Series 2007-CB19, 5.706% *, 2/12/2049	100,000	111,838
LB-UBS Commercial Mortgage Trust:
"A3", Series 2007-C2, 5.43%, 2/15/2040	120,348	132,388
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	54,000
"A4", Series 2007-C6, 5.858%, 7/15/2040	100,000	109,782
"A3", Series 2007-C7, 5.866%, 9/15/2045	68,380	76,507
Morgan Stanley Bank of America Merrill Lynch Trust, "A4", Series 2013-C9, 3.102%, 5/15/2046	100,000	95,360
Morgan Stanley Capital I Trust:
"A2", Series 2011-C3, 3.224%, 7/15/2049	100,000	104,628
"A4", Series 2007-T27, 5.647% *, 6/11/2042	150,000	169,468
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	173,127
Wachovia Bank Commercial Mortgage Trust:
"AM", Series 2005-C22, 5.339% *, 12/15/2044	85,000	90,400
"A4", Series 2006-C23, 5.418%, 1/15/2045	45,504	48,711
"AM", Series 2006-C26, 5.967% *, 6/15/2045	110,000	120,010

Total Commercial Mortgage-Backed Securities (Cost $3,298,930)		3,571,288
Government & Agency Obligations 41.7%
Other Government Related (c) 1.1%
European Investment Bank:
4.875%, 2/15/2036	165,000	182,522
5.125%, 5/30/2017	40,000	45,628
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	107,510
International Bank for Reconstruction & Development:
4.75%, 2/15/2035	20,000	22,038
5.0%, 4/1/2016	40,000	44,276
8.625%, 10/15/2016	100,000	122,420
Japan Bank for International Corp., 2.875%, 2/2/2015	300,000	309,609
KFW:
Zero Coupon, 6/29/2037	410,000	153,864
2.375%, 8/25/2021	165,000	162,145
2.625%, 3/3/2015	495,000	511,142
4.125%, 10/15/2014	125,000	129,963
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	165,000	172,819
5.125%, 2/1/2017	80,000	90,906
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	35,000	38,762
6.625%, 6/15/2035	40,000	42,245

		2,135,849
Sovereign Bonds 1.8%
Federal Republic of Brazil:
5.625%, 1/7/2041 (a)	150,000	149,625
6.0%, 1/17/2017	100,000	111,850
7.125%, 1/20/2037	40,000	47,000
8.875%, 10/14/2019	80,000	104,200
8.875%, 4/15/2024	80,000	109,000
Province of Ontario:
4.0%, 10/7/2019	245,000	266,749
4.4%, 4/14/2020	200,000	221,690
4.5%, 2/3/2015	125,000	131,832
4.95%, 11/28/2016	25,000	27,995
Province of Quebec:
4.625%, 5/14/2018	40,000	45,084
5.125%, 11/14/2016	40,000	45,000
Series NN, 7.125%, 2/9/2024	80,000	102,446
Series PD, 7.5%, 9/15/2029	80,000	108,322
Republic of Colombia, 4.375%, 7/12/2021	250,000	258,125
Republic of Italy:
5.375%, 6/12/2017	100,000	109,030
5.375%, 6/15/2033	80,000	80,872
Republic of Korea, 5.125%, 12/7/2016	100,000	111,092
Republic of Panama:
5.2%, 1/30/2020	100,000	109,750
7.25%, 3/15/2015	80,000	86,800
Republic of Peru:
6.55%, 3/14/2037	40,000	47,300
7.35%, 7/21/2025	115,000	146,912
Republic of Philippines, 5.5%, 3/30/2026	200,000	222,750
Republic of Poland, 6.375%, 7/15/2019	165,000	192,555
Republic of South Africa, 6.875%, 5/27/2019	100,000	114,875
Republic of Turkey, 6.0%, 1/14/2041	200,000	193,050
State of Israel, 5.125%, 3/26/2019	100,000	113,700
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	208,560

		3,466,164
U.S. Government Sponsored Agencies 4.8%
Federal Home Loan Bank:
0.5%, 11/20/2015 (a)	1,230,000	1,232,164
1.0%, 6/21/2017	820,000	819,234
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	399,428
2.5%, 5/27/2016	822,000	862,971
2.875%, 2/9/2015	822,000	851,589
3.75%, 3/27/2019	622,000	685,012
6.25%, 7/15/2032	100,000	130,313
6.75%, 9/15/2029	3,000	4,070
Federal National Mortgage Association:
0.5%, 5/27/2015	572,000	574,125
0.5%, 7/2/2015	822,000	824,620
0.75%, 12/19/2014	1,643,000	1,654,155
1.875%, 9/18/2018	500,000	506,061
6.25%, 5/15/2029	105,000	134,130
7.125%, 1/15/2030	41,000	57,080
7.25%, 5/15/2030	164,000	230,763
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	201,653

		9,167,368
U.S. Treasury Obligations 34.0%
U.S. Treasury Bonds:
2.75%, 11/15/2042	1,000,000	827,656
3.5%, 2/15/2039	822,000	806,331
3.875%, 8/15/2040	411,000	428,275
4.25%, 5/15/2039	1,006,000	1,117,289
4.375%, 2/15/2038	464,000	525,408
4.5%, 2/15/2036	41,000	47,381
4.5%, 8/15/2039	1,027,000	1,185,703
4.625%, 2/15/2040	904,000	1,063,189
6.0%, 2/15/2026	316,000	417,910
6.25%, 8/15/2023	986,000	1,304,910
7.25%, 8/15/2022	341,000	474,896
7.625%, 11/15/2022	74,000	105,820
7.875%, 2/15/2021	1,068,000	1,497,787
8.0%, 11/15/2021	464,000	664,064
U.S. Treasury Notes:
0.625%, 8/31/2017	3,286,000	3,234,913
0.625%, 11/30/2017	2,108,000	2,065,016
0.75%, 12/31/2017	2,465,000	2,423,211
0.875%, 11/30/2016	1,643,000	1,650,316
0.875%, 2/28/2017	5,751,000	5,759,534
1.375%, 11/30/2015	1,643,000	1,678,170
1.625%, 8/15/2022	2,465,000	2,296,300
2.0%, 11/15/2021	822,000	803,505
2.0%, 2/15/2022	1,643,000	1,597,175
2.125%, 11/30/2014	1,643,000	1,680,610
2.125%, 8/15/2021	1,519,000	1,506,658
2.25%, 1/31/2015	1,643,000	1,688,054
2.25%, 3/31/2016	2,286,000	2,387,976
2.375%, 8/31/2014	2,465,000	2,515,744
2.375%, 9/30/2014	986,000	1,008,070
2.5%, 8/15/2023	1,000,000	989,844
2.625%, 7/31/2014	1,849,000	1,887,640
2.625%, 2/29/2016	1,438,000	1,513,495
2.625%, 8/15/2020	1,849,000	1,929,750
3.0%, 8/31/2016	1,643,000	1,755,444
3.25%, 3/31/2017	2,875,000	3,111,963
3.375%, 11/15/2019	1,232,000	1,351,350
3.625%, 8/15/2019	2,054,000	2,279,940
3.625%, 2/15/2020	822,000	913,191
3.625%, 2/15/2021	1,643,000	1,817,953
3.75%, 11/15/2018	390,000	435,124
4.5%, 11/15/2015	1,216,000	1,322,305
4.5%, 2/15/2016	542,000	594,125
4.875%, 8/15/2016	1,992,000	2,233,996

		64,897,991

Total Government & Agency Obligations (Cost $76,763,118)		79,667,372
Municipal Bonds and Notes 0.9%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	89,628
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	97,628
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	82,188
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	45,096
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	43,864
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	92,008
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	83,206
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	44,600
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	264,345
Series B, 6.561%, 12/15/2040	40,000	46,610
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	21,782
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	92,080
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	89,895
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	97,046
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	40,830
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	23,989
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	82,758
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	36,273
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	136,433
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	47,119
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	40,698
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	44,130
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	45,441
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	40,155
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	43,489

Total Municipal Bonds and Notes (Cost $1,641,894)		1,771,291

	Shares	Value ($)
Securities Lending Collateral 0.8%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $1,472,945)	1,472,945	1,472,945
Cash Equivalents 5.6%
Central Cash Management Fund, 0.05% (d) (Cost $10,600,012)	10,600,012	10,600,012

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $191,537,552) †	104.6	199,671,030
Other Assets and Liabilities, Net	(4.6)	(8,714,152)

Net Assets	100.0	190,956,878

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

†
The cost for federal income tax purposes was $191,560,962.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $8,110,068.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,717,506 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,607,438.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $1,436,684, which is 0.8% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(f)
Corporate Bonds	$—	$45,708,536	$—	$45,708,536
Mortgage-Backed Securities Pass-Throughs	—	56,158,422	—	56,158,422
Asset-Backed	—	721,164	—	721,164
Commercial Mortgage-Backed Securities	—	3,571,288	—	3,571,288
Government & Agency Obligations	—	79,667,372	—	79,667,372
Municipal Bonds and Notes	—	1,771,291	—	1,771,291
Short-Term Investments(f)	12,072,957	—	—	12,072,957
Total	$12,072,957	$187,598,073	$—	$199,671,030

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013